Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Adjustments (Details) - HKD [Member]	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Foreign Currency Translation Adjustments [Line Items]
Foreign currency transaction	7.8	7.8	7.8
Foreign Exchange Contract [Member]
Schedule of Foreign Currency Translation Adjustments [Line Items]
Foreign currency transaction	7.8	7.8	7.8